Consolidated statements of cash flows - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Operating activities of continuing operations
Net income/(loss)		SFr 2,174	SFr (1,975)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		4,559	685
Provision for credit losses		217	(47)
Deferred tax provision/(benefit)		331	(48)
Share-based compensation		397	494
Debt Extinguishment		(14,113)	0
Valuation adjustments related to long-term debt		2,949	(8,971)
Share of net income/(loss) from equity method investments		(15)	(47)
Trading assets and liabilities, net		21,211	13,988
(Increase)/decrease in other assets		15,765	(95)
Increase/(decrease) in other liabilities		(10,331)	(5,939)
Other, net		821	(766)
Total adjustments		21,791	(746)
Net cash provided by/(used in) operating activities		23,965	(2,721)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		32	465
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(5,829)	(4,344)
Purchase of investment securities		(712)	(81)
Proceeds from sale of investment securities		0	45
Maturities of investment securities		22	213
Investments in subsidiaries and other investments		(132)	(219)
Proceeds from sale of other investments		144	320
Proceeds from divestiture of businesses		9,236	0
(Increase)/decrease in loans		18,072	6,591
Proceeds from sale of loans		2,262	1,384
Capital expenditures for premises and equipment and other intangible assets		(249)	(634)
Other, net		41	246
Net cash provided by/(used in) investing activities		22,887	3,986
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(51,947)	(1,726)
Increase/(decrease) in short-term borrowings		61,630	388
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(16,878)	(6,931)
Issuances of long-term debt		20,798	31,947
Repayments of long-term debt		(26,255)	(29,245)
Dividends paid/capital repayments		(2)	(571)
Other, net		(64)	(488)
Net cash provided by/(used in) financing activities		(12,718)	(6,626)
Effect of exchange rate changes on cash and due from banks
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents		(1,756)	35
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		32,378	(5,326)
Cash and due from banks at beginning of period	[1]	67,746	164,026
Cash and due from banks at end of period	[1]	100,124	158,700
Cash paid for income taxes and interest
Cash paid for income taxes		340	479
Cash paid for interest		SFr 7,136	SFr 2,916

[1]	Includes restricted cash.